Financial risk management and fair value measurement - Foreign exchange risk (Details) - CAD ($)	Aug. 31, 2021	Aug. 31, 2020
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial instruments	$ 294,637	$ 42,201
Cash
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial instruments	$ 11,219,143	$ 88,952